Loans and Related Allowance for Credit Losses, Defaulted Troubled Debt Restructurings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	$ 277	$ 251	$ 961
Total Commercial [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	69	167	806
Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	55	132	677
Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	14	34	128
Total Commercial [Member] | Lease financing [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	0	1	1
Total Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	208	84	155
Total Consumer [Member] | Residential mortgage [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	142	13	46
Total Consumer [Member] | Credit card [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	43	25	72
Total Consumer [Member] | Auto [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	21	43	32
Total Consumer [Member] | Other consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	$ 2	$ 3	$ 5